Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	BofA Funds Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001477434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 18, 2012
BofA Connecticut Municipal Reserves (Prospectus Summary) | BofA Connecticut Municipal Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BFCTX
BofA Massachusetts Municipal Reserves (Prospectus Summary) | BofA Massachusetts Municipal Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BFMTX